Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets

At December 31, (in millions)	2015	2014
Assets
Unrecognized pension benefit and other postretirement benefit costs	$135.2	$120.9
Other postretirement costs	9.0	10.8
Deferred taxes on AFUDC equity	35.4	21.8
Other	3.1	4.5
Total Regulatory Assets	$182.7	$158.0

Regulatory Liabilities

At December 31, (in millions)	2015	2014
Liabilities
Cost of removal	$154.7	$157.6
Regulatory effects of accounting for income taxes	10.6	10.9
Unrecognized pension benefit and other postretirement benefit costs	0.7	8.3
Other postretirement costs	155.6	117.3
Other	1.2	2.9
Total Regulatory Liabilities	$322.8	$297.0